Capitalized Internal Use Software - Summary of Capitalized Internal Use Software (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Capitalized internal use software	$ 18.4	$ 8.9
Less: accumulated amortization	(3.7)	(1.1)
Total capitalized internal use software	$ 14.7	$ 7.8